Average Annual Total Returns - NVIT International Index Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class VIII Shares 1 Year	Class VIII Shares 5 Years	Class VIII Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	MSCI EAFE® Index (reflects no deduction for fees or expenses) 1 Year	MSCI EAFE® Index (reflects no deduction for fees or expenses) 5 Years	MSCI EAFE® Index (reflects no deduction for fees or expenses) 10 Years
Total	7.53%	7.30%	5.29%	7.34%	7.09%	5.04%	7.13%	6.88%	4.87%	7.66%	7.46%	5.44%	7.82%	7.45%	5.51%